EXHIBIT 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-1

Collection Period	11/01/11-11/30/11
Determination Date	12/9/2011
Distribution Date	12/15/2011

Pool Balance

1. Pool Balance on the close of the last day of the preceding Collection Period			$512,756,872.69
2. Collections allocable to Principal			$15,595,607.31
3. Purchase Amount allocable to Principal			$0.00
4. Defaulted Receivables			$727,207.21

5. Pool Balance on the close of the last day of the related Collection Period(Ln1 - Ln2 - Ln3 - Ln4)			$496,434,058.17

6. Total number of Receivables outstanding on the close of the last day of the related Collection Period			33,563

7. Initial Pool Balance			$650,000,010.85

	Beginning	End
8. Note Balances	of Period	of Period
a. Class A-1 Note Balance	$0.00		$0.00
b. Class A-2 Note Balance	$130,578,276.47		$114,483,981.36
c. Class A-3 Note Balance	$225,000,000.00		$225,000,000.00
d. Class A-4 Note Balance	$110,050,000.00		$110,050,000.00
e. Class B Note Balance	$15,900,000.00		$15,900,000.00
f. Class C Note Balance	$15,900,000.00		$15,900,000.00
g. Class D Note Balance	$8,150,000.00		$8,150,000.00

h. Note Balance (sum a - g)	$505,578,276.47		$489,483,981.36

9. Pool Factors
a. Class A-1 Note Pool Factor	0.0000000		0.0000000
b. Class A-2 Note Pool Factor	0.8882876		0.7788026
c. Class A-3 Note Pool Factor	1.0000000		1.0000000
d. Class A-4 Note Pool Factor	1.0000000		1.0000000
e. Class B Note Pool Factor	1.0000000		1.0000000
f. Class C Note Pool Factor	1.0000000		1.0000000
g. Class D Note Pool Factor	1.0000000		1.0000000

h. Note Pool Factor	0.7778127		0.7530523

10. Overcollateralization Target Amount			$6,950,076.81
11. Current overcollateralization amount (Pool Balance—Note Balance)			$6,950,076.81
12. Weighted Average Coupon		%	8.66%
13. Weighted Average Original Term		months	65.02
14. Weighted Average Remaining Term		months	52.71

Collections

15. Finance Charges:
a. Collections allocable to Finance Charge			$3,681,458.80
b. Liquidation Proceeds allocable to Finance Charge			$157.12
c. Purchase Amount allocable to Finance Charge			$0.00

d. Available Finance Charge Collections (sum a - c)			$3,681,615.92

16. Principal:
a. Collections allocable to Principal			$15,595,607.31
b. Liquidation Proceeds allocable to Principal			$313,845.62
c. Purchase Amount allocable to Principal			$0.00

d. Available Principal Collections (sum a - c)			$15,909,452.93

17. Total Finance Charge and Principal Collections (15d+16d)			$19,591,068.85
18. Interest Income from Collection Account			$1,483.41

19. Simple Interest Advances	$0.00
20. Available Collections (Ln17+18+19)	$19,592,552.26

Available Funds

21. Available Collections	$19,592,552.26
22. Reserve Account Draw Amount	$0.00

23. Available Funds	$19,592,552.26

Application of Available Funds

24. Servicing Fee
a. Monthly Servicing Fee	$427,297.39
b. Amount Unpaid from Prior Months	$0.00
c. Amount Paid	$427,297.39

d. Shortfall Amount (a + b - c)	$0.00

25. Unreimbursed Servicer Advances	$0.00

26. Backup Servicing Fees and Unpaid Transition Expenses
a. Monthly Servicing Fee	$3,204.73
b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
c. Other Unpaid Backup Servicing Fees	$0.00
d. Amount Paid	$3,204.73

e. Shortfall Amount (a + b + c - d)	$0.00

27. Class A Noteholder Interest Amounts
a. Class A-1 Monthly Interest	$0.00
b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

d. Total Class A-1 Note Interest (sum a - c)	$0.00

e. Class A-2 Monthly Interest	$78,346.97
f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

h. Total Class A-2 Note Interest (sum e - g)	$78,346.97

i. Class A-3 Monthly Interest	$241,875.00
j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

l. Total Class A-3 Note Interest (sum i - k)	$241,875.00

m. Class A-4 Monthly Interest	$198,090.00
n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

p. Total Class A-4 Note Interest (sum m - o)	$198,090.00

28. Priority Principal Distributable Amount	$0.00

29. Class B Noteholder Interest Amount
a. Class B Monthly Interest	$34,847.50
b. Additional Note Interest related to Class B Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

d. Total Class B Note Interest (sum a - c)	$34,847.50

30. Secondary Principal Distributable Amount	$0.00

31. Class C Noteholder Interest Amount
a. Class C Monthly Interest	$37,497.50
b. Additional Note Interest related to Class C Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

d. Total Class C Note Interest (sum a - c)	$37,497.50

32. Tertiary Principal Distributable Amount	$994,218.30

33. Class D Noteholder Interest Amount
a. Class D Monthly Interest	$24,585.83
b. Additional Note Interest related to Class D Monthly Interest	$0.00
c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$24,585.83

34. Quaternary Principal Distributable Amount	$8,150,000.00

35. Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$10,189,963.22

36. Reserve Account Deficiency	$0.00

37. Regular Principal Distributable Amount	$6,950,076.81

38. Remaining Unpaid Servicer Transition Expenses, if any	$0.00

39. Additional Servicing Fees, if any	$0.00

40. Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00

Collection Account Activity

41. Deposits
a. Total Daily Deposits of Finance Charge Collections	$3,681,615.92
b. Total Daily Deposits of Principal Collections	$15,909,452.93
c. Withdrawal from Reserve Account	$0.00
d. Interest Income	$1,483.41

e. Total Deposits to Collection Account (sum a - d)	$19,592,552.26

42. Withdrawals
a. Servicing Fee and Unreimbursed Servicer Advances	$427,297.39
b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,204.73
c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$16,709,537.91
d. Deposit to Reserve Account	$0.00
e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,452,512.23

f. Total Withdrawals from Collection Account (sum a - e)	$19,592,552.26

Note Payment Account Activity

43. Deposits
a. Class A-1 Interest Distribution	$0.00
b. Class A-2 Interest Distribution	$78,346.97
c. Class A-3 Interest Distribution	$241,875.00
d. Class A-4 Interest Distribution	$198,090.00
e. Class B Interest Distribution	$34,847.50
f. Class C Interest Distribution	$37,497.50
g. Class D Interest Distribution	$24,585.83
h. Class A-1 Principal Distribution	$0.00
i. Class A-2 Principal Distribution	$16,094,295.11
j. Class A-3 Principal Distribution	$0.00
k. Class A-4 Principal Distribution	$0.00
l. Class B Principal Distribution	$0.00
m. Class C Principal Distribution	$0.00
n. Class D Principal Distribution	$0.00

o. Total Deposits to Note Payment Account (sum a - n)	$16,709,537.91

44. Withdrawals
a. Class A-1 Distribution	$0.00
b. Class A-2 Distribution	$16,172,642.08
c. Class A-3 Distribution	$241,875.00
d. Class A-4 Distribution	$198,090.00
e. Class B Distribution	$34,847.50
f. Class C Distribution	$37,497.50
g. Class D Distribution	$24,585.83

h. Total Withdrawals from Note Payment Account (sum a - g)	$16,709,537.91

Certificate Payment Account Activity

45. Deposits
a. Excess Collections	$2,452,512.23
b. Reserve Account surplus (Ln 55)	$137.70

c. Total Deposits to Certificate Payment Account (sum a - b)	$2,452,649.93

46. Withdrawals
a. Certificateholder Distribution	$2,452,649.93

b. Total Withdrawals from Certificate Payment Account	$2,452,649.93

Required Reserve Account Amount

47. Lesser of: (a or b)
a. $1,625,000.00	$1,625,000.00
b. Note Balance	$489,483,981.36

48. Required Reserve Account Amount	$1,625,000.00

Reserve Account Reconciliation

49. Beginning Balance (as of end of preceding Distribution Date)	$1,625,000.00
50. Investment Earnings	$137.70
51. Reserve Account Draw Amount	$0.00

52. Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$1,625,137.70
53. Deposit from Available Funds (Ln 42d)	$0.00
54. If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55. Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$137.70

56. Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$1,625,000.00
57. Reserve Account Deficiency (Ln48 - Ln56)	$0.00

Instructions to the Trustee

58. Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59. Amount to be paid to Servicer from the Collection Account	$427,297.39
60. Amount to be paid to Backup Servicer from the Collection Account	$3,204.73
61. Amount to be deposited from the Collection Account into the Note Payment Account	$16,709,537.91
62. Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,452,512.23
63. Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64. Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$137.70
65. Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66. Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$16,172,642.08
67. Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$241,875.00
68. Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$198,090.00
69. Amount to be paid to Class B Noteholders from the Note Payment Account	$34,847.50
70. Amount to be paid to Class C Noteholders from the Note Payment Account	$37,497.50
71. Amount to be paid to Class D Noteholders from the Note Payment Account	$24,585.83
72. Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$2,452,649.93

	$0,000,000,000.00	$0,000,000,000.00
Net Loss and Delinquency Activity

73. Net Losses with respect to preceding Collection Period		$413,204.47
74. Cumulative Net Losses		$2,225,860.99
75. Cumulative Net Loss Percentage		0.3424%

	Number of	Principal
76. Delinquency Analysis	Loans	Balance
a. 31 to 60 days past due	432	$6,872,851.00
b. 61 to 90 days past due	99	$1,659,434.70
c. 91 or more days past due	44	$632,523.21

d. Total Past Due (sum a-c)	575	9,164,808.91

Servicer Covenant

77. CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,542,141,000.00
78. Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on December 09, 2011.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Thomas W. Reedy
Name:	Thomas W. Reedy
Title:	Sr. Vice President, Chief Financial Officer & Treasurer